Portfolio of Investments
Columbia Select Large Cap Value Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.0%
Issuer	Shares	Value ($)
Communication Services 4.7%
Diversified Telecommunication Services 4.7%
Verizon Communications, Inc.	1,094,385	60,519,490
Total Communication Services		60,519,490
Consumer Discretionary 6.0%
Internet & Direct Marketing Retail 2.6%
Qurate Retail, Inc.	2,656,957	32,999,406
Specialty Retail 3.4%
Lowe’s Companies, Inc.	270,596	43,227,711
Total Consumer Discretionary		76,227,117
Consumer Staples 3.6%
Tobacco 3.6%
Philip Morris International, Inc.	552,337	46,407,355
Total Consumer Staples		46,407,355
Energy 7.8%
Energy Equipment & Services 2.0%
Technip Energies NV, ADR(a)	489,127	6,192,345
TechnipFMC PLC	2,445,634	20,103,112
Total		26,295,457
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	146,663	14,666,300
Marathon Petroleum Corp.	472,831	25,826,029
Williams Companies, Inc. (The)	1,478,429	33,767,318
Total		74,259,647
Total Energy		100,555,104
Financials 22.4%
Banks 13.8%
Bank of America Corp.	1,234,088	42,835,194
Citigroup, Inc.	622,318	40,998,310
JPMorgan Chase & Co.	294,075	43,279,018
Wells Fargo & Co.	1,378,862	49,873,438
Total		176,985,960
Capital Markets 2.8%
Morgan Stanley	472,831	36,346,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.8%
American International Group, Inc.	826,709	36,333,861
MetLife, Inc.	647,839	37,315,526
Total		73,649,387
Total Financials		286,981,866
Health Care 12.8%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	403,558	31,352,421
Health Care Providers & Services 7.5%
Centene Corp.(a)	635,132	37,180,627
Cigna Corp.	160,957	33,784,874
Humana, Inc.	67,615	25,670,035
Total		96,635,536
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	591,038	36,248,361
Total Health Care		164,236,318
Industrials 9.2%
Aerospace & Defense 2.5%
Raytheon Technologies Corp.	443,692	31,941,387
Industrial Conglomerates 1.8%
Honeywell International, Inc.	118,680	24,014,898
Machinery 1.3%
Caterpillar, Inc.	75,653	16,331,970
Road & Rail 3.6%
CSX Corp.	291,568	26,693,050
Union Pacific Corp.	92,954	19,144,806
Total		45,837,856
Total Industrials		118,126,111
Information Technology 12.0%
Communications Equipment 3.5%
Cisco Systems, Inc.	1,003,695	45,035,795
Electronic Equipment, Instruments & Components 2.3%
Corning, Inc.	778,279	29,761,389
Columbia Select Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	274,767	32,474,712
QUALCOMM, Inc.	184,138	25,077,754
Total		57,552,466
Software 1.7%
Teradata Corp.(a)	523,002	20,972,380
Total Information Technology		153,322,030
Materials 8.5%
Chemicals 2.6%
FMC Corp.	334,537	34,019,068
Metals & Mining 5.9%
Barrick Gold Corp.	2,037,280	38,036,017
Freeport-McMoRan, Inc.(a)	1,093,236	37,071,633
Total		75,107,650
Total Materials		109,126,718
Utilities 7.0%
Electric Utilities 3.6%
FirstEnergy Corp.	792,828	26,274,320
NextEra Energy, Inc.	272,350	20,012,278
Total		46,286,598
Independent Power and Renewable Electricity Producers 3.4%
AES Corp. (The)	1,654,907	43,954,330
Total Utilities		90,240,928
Total Common Stocks (Cost $703,336,019)		1,205,743,037
Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc.	8.000%	57,780	5,698,264
Total Consumer Discretionary			5,698,264
Total Preferred Stocks (Cost $11,549,860)			5,698,264

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	68,281,151	68,274,323
Total Money Market Funds (Cost $68,272,844)		68,274,323
Total Investments in Securities (Cost: $783,158,723)		1,279,715,624
Other Assets & Liabilities, Net		3,092,056
Net Assets		1,282,807,680

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	34,560,903	275,392,437	(241,669,358)	(9,659)	68,274,323	6,383	27,381	68,281,151
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Select Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 28, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT216_05_L01_(04/21)